Description of Business and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified																1 Months Ended	12 Months Ended						12 Months Ended						1 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Investments in Greater Than 20% [Member]	Dec. 31, 2012 Investments in Less Than 20% [Member]	Dec. 31, 2012 Spectra Energy [Member]	Jan. 31, 2012 Spectra Energy [Member]	Dec. 31, 2012 ConocoPhillips [Member]	Dec. 31, 2012 DCP Midstream, LLC [Member]	Mar. 28, 2013 DCP Midstream, LLC [Member] Subsequent Event [Member]	Dec. 31, 2012 Discovery Producer Services LLC [Member]	Dec. 31, 2012 Black Lake [Member]	Dec. 31, 2010 Black Lake [Member]	Dec. 31, 2012 East Texas System [Member]	Jan. 31, 2012 East Texas System [Member]	Jan. 03, 2012 East Texas System [Member]	Mar. 30, 2012 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Dec. 31, 2010 Southeast Texas [Member]	Dec. 31, 2012 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Dec. 31, 2012 Texas Express [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Dec. 31, 2011 Eagle Ford System [Member]	Dec. 31, 2010 Eagle Ford System [Member]	Dec. 05, 2012 Eagle Ford System [Member]	Nov. 30, 2012 Eagle Ford System [Member]	Nov. 02, 2012 Eagle Ford System [Member]	Mar. 28, 2013 Eagle Ford System [Member] Subsequent Event [Member]	Mar. 31, 2013 Eagle Ford System [Member] Subsequent Event [Member]
Business Acquisition [Line Items]
Ownership interest percentage			20.00%	20.00%						40.00%						33.33%		33.33%	33.33%	33.33%	33.33%	10.00%	33.33%				33.33%		33.33%
Ownership interest percentage by parent					50.00%	50.00%	50.00%	28.00%			75.00%				50.10%
Ownership interest acquired									46.67%			5.00%	49.90%	49.90%	49.90%	66.67%	66.67%	66.67%		66.67%	33.33%		46.67%	80.00%		33.33%	33.33%	33.33%	46.67%	46.67%
Ownership interest percentage in subsidiary																100.00%	100.00%	100.00%	100.00%				80.00%	80.00%	80.00%				80.00%	80.00%
Property, plant and equipment	$ 2,550	$ 2,114																$ 317					$ 823	$ 615				$ 171
Other long-term assets																												2
Accounts payable trade																												6
Accrued capital expenditures																												49
Accrued liabilities and other																												2
Other long-term liabilities	36	28																										1
Net equity																												$ 115